Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
YieldMax(R) AI & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Class Name	YieldMax™ AI & Tech Portfolio Option Income ETF
Trading Symbol	GPTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Fund at YieldMax™ AI & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/gpty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$51	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 72,922,000
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 344,315
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$72,922
Number of Holdings	72
Total Advisory Fee	$344,315
Portfolio Turnover	20%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Represents less than (0.05)%.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.3
Alphabet, Inc. - Class A	6.8
Intel Corp.	5.3
Advanced Micro Devices, Inc.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.2
Palantir Technologies, Inc. - Class A	5.2
Meta Platforms, Inc. - Class A	4.8
Tesla, Inc.	4.7
Apple, Inc.	4.6
International Business Machines Corp.	4.4

YieldMax(R) CRCL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ CRCL Option Income Strategy ETF
Class Name	YieldMax™ CRCL Option Income Strategy ETF
Trading Symbol	CRCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ CRCL Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/crco/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ CRCL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/crco/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ CRCL Option Income Strategy ETF	$26*	0.99%**
*	The Fund commenced operations on September 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26	[2]
Expense Ratio, Percent	0.99%	[3]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 23,437,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 76,321
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$23,437
Number of Holdings	14
Total Advisory Fee	$76,321
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	125.3
Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.01	-7.1
Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.00	5.7
First American Government Obligations Fund - Class X, 3.61%	4.9
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $69.00	-0.6
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $67.00	-0.5
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $71.00	0.3
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $70.00	-0.2
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $66.00	-0.2
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $74.00	0.2

YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Class Name	YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF
Trading Symbol	LFGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/lfgy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$47	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%	[4]
Net Assets	$ 125,498,000
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 907,585
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$125,498
Number of Holdings	88
Total Advisory Fee	$907,585
Portfolio Turnover	33%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Represents less than 0.05%.
**	Represents less than (0.05)%.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
iShares Bitcoin Trust ETF - Expiration: 02/20/2026; Exercise: $10.01	5.5
NVIDIA Corp.	5.5
Strategy, Inc. - Class A	4.8
Block, Inc. - Class A	4.8
Bitdeer Technologies Group - Class A	4.7
Core Scientific, Inc.	4.7
MercadoLibre, Inc.	4.6
Hut 8 Corp.	4.6
NU Holdings Ltd. - Class A	4.4
Opera, Ltd. - ADR	4.2

YieldMax(R) Dorsey Wright Featured 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Featured 5 Income ETF
Trading Symbol	FEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/feat/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$13	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 13,289,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 27,445
Investment Company, Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$13,289
Number of Holdings	6
Total Advisory Fee	$27,445
Portfolio Turnover	119%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
YieldMax GOOGL Option Income Strategy ETF	22.0
YieldMax AMD Option Income Strategy ETF	20.2
YieldMax PLTR Option Income Strategy ETF	19.1
YieldMax MRNA Option Income Strategy ETF	18.8
YieldMax RDDT Option Income Strategy ETF	18.4
First American Government Obligations Fund - Class X, 3.61%	1.5

YieldMax(R) Dorsey Wright Hybrid 5 Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Class Name	YieldMax™ Dorsey Wright Hybrid 5 Income ETF
Trading Symbol	FIVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/fivy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$13	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.29%	[6]
Net Assets	$ 6,922,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 13,889
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$6,922
Number of Holdings	11
Total Advisory Fee	$13,889
Portfolio Turnover	114%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
YieldMax GOOGL Option Income Strategy ETF	13.2
YieldMax AMD Option Income Strategy ETF	12.1
YieldMax PLTR Option Income Strategy ETF	11.4
YieldMax MRNA Option Income Strategy ETF	11.3
YieldMax RDDT Option Income Strategy ETF	11.0
Alphabet, Inc. - Class A	8.9
Advanced Micro Devices, Inc.	8.2
Palantir Technologies, Inc. - Class A	7.7
Moderna, Inc.	7.7
Reddit, Inc. - Class A	7.5

YieldMax(R) GME Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ GME Option Income Strategy ETF
Class Name	YieldMax™ GME Option Income Strategy ETF
Trading Symbol	GMEY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ GME Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gmey/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ GME Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/gmey/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GME Option Income Strategy ETF	$38*	0.99%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.99%	[8]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 18,616,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 63,287
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$18,616
Number of Holdings	11
Total Advisory Fee	$63,287
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	86.9
GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.00	12.8
GameStop Corp. - Expiration: 02/06/2026; Exercise: $24.00	-2.1
First American Government Obligations Fund - Class X, 3.61%	2.1
GameStop Corp. - Expiration: 02/06/2026; Exercise: $23.50	-1.0
GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.50	0.9
GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.01	-0.7
GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.00	0.4

YieldMax(R) HIMS Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ HIMS Option Income Strategy ETF
Class Name	YieldMax™ HIMS Option Income Strategy ETF
Trading Symbol	HIYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ HIMS Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/hiyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ HIMS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/hiyy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ HIMS Option Income Strategy ETF	$27*	0.99%**
*	The Fund commenced operations on September 24, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 27	[9]
Expense Ratio, Percent	0.99%	[10]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 24, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 16,673,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 62,545
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$16,673
Number of Holdings	12
Total Advisory Fee	$62,545
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	104.3
Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.01	-10.7
Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.00	4.1
First American Government Obligations Fund - Class X, 3.61%	0.7
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.00	-0.5
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $28.50	-0.5
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $29.00	-0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $32.00	0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.50	0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $31.50	0.1

YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Performance & Distribution Target 25 ETF
Class Name	YieldMax™ MSTR Performance & Distribution Target 25 ETF
Trading Symbol	MSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSTR Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/msst/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/msst/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Performance & Distribution Target 25 ETF	$19*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 19	[11]
Expense Ratio, Percent	0.99%	[12]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 2,966,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 4,168
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$2,966
Number of Holdings	11
Total Advisory Fee	$4,168
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	81.2
First American Government Obligations Fund - Class X, 3.61%	20.7
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.01	-15.6
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.00	2.5
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $185.00	-0.8
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $190.00	-0.3
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $210.00	0.3
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $220.00	0.1

YieldMax(R) MSTR Short Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Short Option Income Strategy ETF
Class Name	YieldMax™ MSTR Short Option Income Strategy ETF
Trading Symbol	WNTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSTR Short Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/wntr/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/wntr/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Short Option Income Strategy ETF	$71	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.99%	[13]
Net Assets	$ 81,913,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 257,497
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$81,913
Number of Holdings	16
Total Advisory Fee	$257,497
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	55.1
First American Government Obligations Fund - Class X, 3.61%	13.4
Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.02	10.3
Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.00	8.8
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $136.00	-0.7
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $140.00	-0.5
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $300.00	0.4
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $128.00	0.4
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $132.00	0.3
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $134.00	-0.2

YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/qdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/qdty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF	$53	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[14]
Net Assets	$ 21,546,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 77,161
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$21,546
Number of Holdings	4
Total Advisory Fee	$77,161
Portfolio Turnover	5%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
Nasdaq-100 Index - Expiration: 12/18/2026; Exercise: $1,001.26	91.2
Nasdaq-100 Micro Index - Expiration: 12/18/2026; Exercise: $10.02	5.8
First American Government Obligations Fund - Class X, 3.61%	0.8
U.S. Treasury Bills	0.1

YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NVDA Performance & Distribution Target 25 ETF
Class Name	YieldMax™ NVDA Performance & Distribution Target 25 ETF
Trading Symbol	NVIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ NVDA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/nvit/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ NVDA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/nvit/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Performance & Distribution Target 25 ETF	$21*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 21	[15]
Expense Ratio, Percent	0.99%	[16]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 3,742,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 4,651
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$3,742
Number of Holdings	9
Total Advisory Fee	$4,651
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	66.2
NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.00	8.7
NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.01	-4.9
First American Government Obligations Fund - Class X, 3.61%	3.1
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $195.00	-2.9
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $210.00	0.4
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $220.00	0.1

YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ R2000 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ R2000 0DTE Covered Call Strategy ETF
Trading Symbol	RDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ R2000 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ R2000 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/rdty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ R2000 0DTE Covered Call Strategy ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[17]
Net Assets	$ 10,015,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 48,172
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$10,015
Number of Holdings	3
Total Advisory Fee	$48,172
Portfolio Turnover	3%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
Russell 2000 Index - Expiration: 12/18/2026; Exercise: $310.26	89.2
First American Government Obligations Fund - Class X, 3.61%	5.8
U.S. Treasury Bills	0.4

YieldMax(R) RDDT Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ RDDT Option Income Strategy ETF
Class Name	YieldMax™ RDDT Option Income Strategy ETF
Trading Symbol	RDYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ RDDT Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ RDDT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/rdyy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ RDDT Option Income Strategy ETF	$35*	0.99%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35	[18]
Expense Ratio, Percent	0.99%	[19]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 29,771,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 104,592
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$29,771
Number of Holdings	16
Total Advisory Fee	$104,592
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	104.7
Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.01	-13.7
Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.00	8.9
First American Government Obligations Fund - Class X, 3.61%	3.1
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $187.50	-1.5
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $197.50	1.0
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $195.00	-0.7
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $192.50	-0.7
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $205.00	-0.6
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $202.50	0.4

YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ S&P 500 0DTE Covered Call Strategy ETF
Class Name	YieldMax™ S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	SDTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/sdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/sdty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ S&P 500 0DTE Covered Call Strategy ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[20]
Net Assets	$ 21,157,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 82,020
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$21,157
Number of Holdings	5
Total Advisory Fee	$82,020
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
S&P 500 Index - Expiration: 12/18/2026; Exercise: $1,200.26	84.1
First American Government Obligations Fund - Class X, 3.61%	4.0
U.S. Treasury Bills	3.4

YieldMax(R) Semiconductor Portfolio Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Semiconductor Portfolio Option Income ETF
Class Name	YieldMax™ Semiconductor Portfolio Option Income ETF
Trading Symbol	CHPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Semiconductor Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/chpy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Semiconductor Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/chpy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Semiconductor Portfolio Option Income ETF	$59	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.99%	[21]
Net Assets	$ 298,657,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 554,564
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$298,657
Number of Holdings	97
Total Advisory Fee	$554,564
Portfolio Turnover	46%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.9
Broadcom, Inc.	7.0
Lam Research Corp.	6.0
ASML Holding NV	5.3
Micron Technology, Inc.	4.4
ACM Research, Inc. - Class A	4.4
Texas Instruments, Inc.	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.0
Advanced Micro Devices, Inc.	3.8
Intel Corp.	3.8

YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Big 50 Option Income ETF
Class Name	YieldMax™ Target 12 Big 50 Option Income ETF
Trading Symbol	BIGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/bigy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[22]
Net Assets	$ 24,883,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 67,724
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$24,883
Number of Holdings	173
Total Advisory Fee	$67,724
Portfolio Turnover	52%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

*	Represents less than (0.05)%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	6.1
Apple, Inc.	6.0
Alphabet, Inc. - Class A	5.0
Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.3
Microsoft Corp.	3.6
Walmart, Inc.	3.0
JPMorgan Chase & Co.	3.0
Broadcom, Inc.	3.0
Tesla, Inc.	3.0

YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Real Estate Option Income ETF
Class Name	YieldMax™ Target 12 Real Estate Option Income ETF
Trading Symbol	RNTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Real Estate Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rnty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Real Estate Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/rnty/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Real Estate Option Income ETF	$51	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[23]
Net Assets	$ 3,748,000
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 14,386
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$3,748
Number of Holdings	72
Total Advisory Fee	$14,386
Portfolio Turnover	13%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Prologis, Inc.	6.3
Welltower, Inc.	6.2
Digital Realty Trust, Inc.	5.4
Simon Property Group, Inc.	4.9
St Joe Co.	4.5
CBRE Group, Inc. - Class A	4.2
Realty Income Corp.	4.1
Texas Pacific Land Corp.	4.1
American Tower Corp.	3.9
Equinix, Inc.	3.9

YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Class Name	YieldMax™ Target 12 Semiconductor Option Income ETF
Trading Symbol	SOXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/soxy/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$58	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.99%	[24]
Net Assets	$ 23,161,000
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 61,546
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$23,161
Number of Holdings	119
Total Advisory Fee	$61,546
Portfolio Turnover	70%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Broadcom, Inc.	6.1
ASML Holding NV	5.8
Lam Research Corp.	5.2
Micron Technology, Inc.	4.6
First American Government Obligations Fund - Class X, 3.61%	4.5
Intel Corp.	4.3
Texas Instruments, Inc.	4.3
QUALCOMM, Inc.	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.0
Applied Materials, Inc.	4.0

YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSLA Performance & Distribution Target 25 ETF
Class Name	YieldMax™ TSLA Performance & Distribution Target 25 ETF
Trading Symbol	TEST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ TSLA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/test/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ TSLA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.yieldmaxetfs.com/our-etfs/test/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Performance & Distribution Target 25 ETF	$21*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 21	[25]
Expense Ratio, Percent	0.99%	[26]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 2,529,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 5,142
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$2,529
Number of Holdings	11
Total Advisory Fee	$5,142
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	73.9
First American Government Obligations Fund - Class X, 3.61%	15.6
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $440.01	-5.1
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $440.01	3.1
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $460.00	-0.8
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $475.00	-0.5
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $500.00	0.2
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $515.00	0.1

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	The Fund commenced operations on September 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	The Fund commenced operations on September 24, 2025. Expenses for a full reporting period would be higher than the figures shown.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[11]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
[12]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[13]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[14]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[15]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
[16]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[17]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[18]	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
[19]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[20]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[21]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[22]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[23]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[24]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[25]	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
[26]	Costs paid as a percentage of a $10,000 investment is an annualized figure.